Risk and capital management	12 Months Ended
Dec. 31, 2019
Risk and capital management
Risk and capital management

Note 29. Risk and capital management

The Risk and capital management note addresses significant aspects of SEK’s risk and capital management. For detailed descriptions, including quantitative information on SEK’s capital adequacy and its risk and capital management, refer to note 25 Capital adequacy and note 26 Risk information, respectively.

Events in 2019

2019 was marked by an economic downturn, though occurring after years of strong growth. Conditions stabilized somewhat in the fourth quarter, albeit at a substantially lower level than at the start of the year. Developments in the geopolitical situation have helped stabilize the situation. The first step in this direction appear to have been the trade agreement between the US and China. Remaining uncertainty primarily pertains to developments in the relationship between the US and Iran, and the political unrest in Hong Kong.

In 2019, new regulations were introduced which are now subject to implementation. SEK has started preparations for the implementation of the Banking Reform Package. Work with the reference rate framework will intensify during 2020, even if the timetables for the various reference rates have yet to be finalized. Regulations are in place to manage the financial sector over the Brexit transition period.

SEK’s capital adequacy has increased slightly in 2019. At the end of the year, the total capital ratio was 20.6 percent (2018: 20.1 percent), of which the Tier 1 capital ratio and the Common Equity Tier 1 ratio both amounted to 20.6 percent (2018: 20.1 percent). The main reason behind the increase in capital adequacy was a lower average risk weight for the liquidity portfolio as a result of a larger share of exposure to government debt. SEK’s total exposure has increased somewhat since the end of 2018 due to the weakening of the Skr against the USD and EUR as well as due to higher lending. SEK’s largest financial risks are credit risk (Skr 7.3 billion (2018: Skr 7.0 billion) in allocated capital), market risk (Skr 1.1 billion (2018: Skr 1.1 billion) in allocated capital) and operational risk (Skr 0.2 billion (2018: Skr 0.2 billion) in allocated capital) in line with internally assessed capital adequacy. The leverage ratio amounted to 5.7 percent (2018: 5.6) at year end.

The minimum requirement for own funds and eligible liabilities (MREL) is 7.2 percent for 2020 (for 2019: 8.3) of total liabilities and own funds. Under the applicable Swedish legislation, SEK needs to issue at least Skr 11 billion in senior non-preferred (SNP) debt before 2022, said debt being subordinate to other senior debt (senior preferred). However, current legislation does not take into account the updated Bank Recovery and Resolution Directive (BRRD II) of 2019. The government's review committee has presented proposed legislation to include the changes in the Bank Recovery and Resolution Directive. The proposed legislation would mean that SEK needs to issue a somewhat lower volume of SNP debt. The time frame is proposed to be extended to 1 January 2024, but with a gradual transition period to be decided by the Swedish National Debt Office.

SEK’s liquidity was stable during the year. Capacity for managing operational and structural liquidity risk has been good. This was confirmed by new lending capacity, which has been at a high level and amounted to 5 months (2018: 5 months), and by the liquidity coverage ratio (LCR), which was 620 percent (2018: 266) at year end. The net stable funding ratio (NSFR) amounted to 120 percent (2018: 144) at year end. The decline in the NSFR was partly attributable to the fact that SEK chose to change a calculation method from second quarter of 2019.

The VaR for all positions at fair value amounted to Skr 18 million (2018: Skr 14 million) at year end.

Capital target

The company’s capital target, which is one of the  principal control instruments, is established by the Swedish Government at a general meeting of the shareholders. The capital target is designed to ensure that SEK has sufficient capital to support its strategy and that regulatory requirements are met, even in the event of deep economic declines. In addition, SEK’s own funds must also cover the volatility that may be expected under normal conditions. The capital target was changed at the Extraordinary General Meeting in June 2019. The capital target is for SEK's total capital ratio to amount to between two (2) and four (4) percentage points over the requirement communicated by the Swedish FSA. Moreover, SEK's Common Equity Tier 1 ratio is in total at least four (4) percentage points above the requirement communicated by the Swedish FSA.  As a result of the Swedish FSA’s review and evaluation process, SEK was required to have a total capital ratio of 16.4 percent (September 30, 2018: 16.7), based on the balance sheet at September 30, 2019 , as compared with a total capital ratio and CET1 ratio on December 31, 2019 of 20.6 percent (December 31,2018: 20.1), which means that SEK meets the capital target.

Core risk management principles

SEK must be selective in its choice of counterparties and clients in order to ensure a strong credit rating.

SEK only lends funds to clients who have successfully undergone SEK’s procedure for gaining understanding of the customer and its business relations (know your customer), and have a business structure that complies with SEK’s mission of promoting the Swedish export industry.

The business operations are limited to financial solutions and positions that the Company has approved and has procedures for, whose risks can be measured and evaluated and where the Company complies with international sustainability risk guidelines.

SEK’s liquidity strategy entails that the Company secures financing that, at the very least, has the same maturities as the funds that it lends.

Risk appetite

The Board decides on the Company’s risk appetite, which is to encompass all of the Company’s significant risk classes and to express the outer limits for the business operations. The risk appetite must specify the risk measurements that, in the opinion of the Board, provide information that is sufficient for the members of the Board to be well versed in the type and scope of the Company’s risks. The risk appetite is strongly connected to the Company’s loss capacity and thus to its equity. At least on a quarterly basis, the Board is provided with a comprehensive update of the risk exposures’ relationship to the risk appetite.

Refer also to the “SEK’s risks and risk management” section, where the risk appetite by risk class is described in detail.

SEK’s risk framework

Effective risk management and control in SEK are based on a sound risk culture, a shared approach and a well-functioning control environment. SEK emphasizes the importance of high risk awareness among personnel and an understanding of the importance of preventive risk management to, thereby, keep risk exposure within the determined level. SEK also has a risk framework (see the Risk Framework illustration).

The structure of the risk framework is ultimately governed by SEK’s mission from its owner, the Swedish government, and SEK’s business model.

The capital target constitutes the outer boundary for SEK’s strategy. Within the restrictions of the capital target, risk appetite is stated, which is expressed by risk class and comprises the risk to which the Board is prepared to expose SEK in order to achieve its strategic objectives. Risk governance is specified in the form of a risk strategy, a risk policy, in SEK’s risk culture, and in instructions, processes and limits. These policy documents describe the risk management process and define what activities and operations are included in the process, and how they should be performed. The policy documents also indicate how responsibility is structured in terms of the execution, monitoring of and compliance with risk management.

Risk governance

The Board of Directors has ultimate responsibility for governing and monitoring risk exposure and risk management, and for ensuring satisfactory internal control. The Board determines the overall risk governance by taking decisions on such matters as risk appetite and risk strategy. The Board also decides on risk policies and on matters of considerable importance to credit granting. For a detailed description of the Board of Directors’ rules of procedure, refer to the Corporate Governance Report. SEK has organized risk management and risk control in accordance with the principle of three lines of defense in the form of clear-cut separation of responsibility between the commercial and support operations that own the risks, the control functions that independently identify and monitor the risks and an internal audit, which reviews these matters and reports directly to the Board; see diagram below.

Risk management process

The Company’s risk management process encompasses: identification, measurement, management, reporting, control and monitoring of those risks with which the business is associated and for which SEK has formulated internal controls with this purpose in mind. SEK’s risk management process consists of the following key elements:

Risk identification — at any given time, SEK must be aware of the risks to which it is exposed. Risks are identified, primarily in new transactions, in external changes in SEK’s operating environment or internally in, for example, products, processes, systems and through annual risk analyses that include all aspects of SEK. Both forward-looking and historical analyses and testing are performed.

Measurement — the size of the risks is measured on a daily basis in respect of significant measurable risks or is assessed qualitatively as frequently as necessary. For those risks that are not directly measurable, SEK evaluates the risk according to models that are based on SEK’s risk appetite for the respective risk class, specifying appropriate scales of probability and consequence.

Governance — SEK aims to oversee the development of business, actively utilize risk-reduction capabilities and control the development of risks over time to ensure that the business activities are kept within the risk appetite and limits. SEK also plans and draws up documentation to ensure the continuity of business-critical processes and systems and that planning is carried out for crisis management. Exercises and training regarding the management of situations that require crisis and/or continuity planning are performed continuously.

Reporting — the Company reports on the current risk situation, on the use of capital and on related matters to the CEO, the Finance and Risk Committee and the Board, at least once each quarter.

Control and monitoring — SEK checks and monitors compliance with capital targets, risk appetite, limits, risk management and internal and external regulations to ensure that risk exposures are kept at an acceptable level for SEK and that risk management is effective and appropriate.

Internal capital and liquidity assessment processes

The internal capital adequacy assessment process is an integral part of SEK’s strategic planning1. The purposes of the internal capital adequacy assessment process are to ensure that SEK has sufficient capital to meet the regulatory requirements under both normal and stressed financial conditions and to support SEK’s high credit rating. The capital kept by SEK must be sufficient in relation to the risks that SEK has, or can be exposed to. The capital adequacy assessment is based on SEK’s internal assessments of the risks and their development, as well as assessments of risk measurement models, risk governance and risk management. It is integrated into business planning and forms the foundation for SEK’s strategy for maintaining an adequate level of capital. Capital adequacy assessments are conducted at least for the forthcoming three-year period.

In addition to the internal capital adequacy assessment process, an in-depth liquidity analysis is performed. During the planning period, the liquidity requirement and its composition in terms of liquidity requirements for different currencies, among other items, are evaluated to ensure the Company has adequate liquidity to implement the business plan and meet regulatory requirements.

To arrive at an adequate capitalization level that also applies under stressed financial conditions, an analysis is conducted of how the capitalization is affected by stress in global financial markets, as well as of other factors that impact SEK’s business model and net risk exposure.

When SEK performs the internal capital adequacy assessment, it applies methods other than those used for the Swedish FSA’s capital requirement. The assessment is based on SEK’s internal calculation of economic capital, which captures all of the specific risks to which SEK’s operations are exposed, even risks over and above those included in the Swedish FSA’s capital requirement. For example, for credit risk, economic capital is based on a quantitative approach whereby Value at Risk (VaR) is calculated at a confidence level of 99.9 percent. This quantitative estimate is performed using a simulation-based tool that produces a probability distribution of the value of the credit portfolio over a defined time horizon (usually one year). The methodology used in the VaR quantification is based on the Credit Metrics model. In addition to the internal capital adequacy assessment, SEK also estimates the total capital requirement as set for SEK by the Swedish FSA in its annual review and evaluation process. The capital adequacy assessment estimated by the Swedish FSA is a minimum requirement for SEK’s own funds. In SEK’s assessment, SEK has own funds that comfortably exceed both the internally estimated need of own funds and the total capital requirement calculated by the Swedish FSA.

Detailed risk statement

Risk class	Risk profile	Risk appetite metrics	Risk management

Liquidity and refinancing risk

Liquidity and refinancing risk is the risk, of the Company not being able to refinance its existing assets or being unable to meet increased demands for liquid funds. Liquidity risk also includes the risk of the Company having to borrow at an unfavorable interest rate or needing to sell assets at unfavorable prices in order to meet its payment commitments. Liquidity risk encompasses refinancing risk and market liquidity risk.

SEK has secured funding for all its credit commitments, including those agreed but not yet disbursed. In addition, the size of SEK’s liquidity investments allow new lending to continue at a normal pace, even during times of stress. As a consequence of SEK having secured funding for all its credit commitments, the remaining term to maturity for available funding is longer than the remaining term to maturity for lending.

•    All lending transactions are to be funded on a portfolio basis using at least the same maturity. Equity capital is included here as funding with perpetual maturity.

•    The Company is to have contingencies in a stressed scenario for new lending (including CIRR) of at least two months, without access to the credit facility.

•    The maturity profile of the liquidity investments must reflect the anticipated net maturity of borrowing and lending. Under normal circumstances, the assets should be held until maturity. LCR assets are calculated to mature within two days.

•    The Company is to operate with an LCR for the entire balance sheet, and in EUR and USD, of not less than 110 percent.

•    The Company is to operate with a Net Stable Funding Ratio (NSFR) exceeding 100 percent.

SEK must have diversified funding to ensure that funding is available through maturity for all credit commitments — credits outstanding as well as agreed but undisbursed credits. The size of SEK’s liquidity investments must ensure that new lending can take place even during times of financial stress.

Credit risk

Credit risk is the risk of losses due to the failure of a credit (or an arrangement similar to that of  a credit) to be fulfilled. Credit risk is divided into issuer risk, counterparty risk, concentration risk , settlement risk and country risk (including transfer risk).

SEK’s lending portfolio is of a high credit quality. The Company’s mission naturally entails certain concentration risks, such as geographical concentration risk against Sweden. The net risk is principally limited to counterparties with high creditworthiness, such as export credit agencies (ECAs), major Swedish exporters, banks and insurers. SEK invests its liquidity in high credit quality securities, primarily with short maturities.

•    Individual and collectively limited exposures must not exceed 20 percent of SEK’s own funds.

•    The Company’s expected loss within one year must not exceed two percent, and the total portfolio maturity must not exceed eight percent of the Common Equity Tier 1 capital.

•    The average risk weight for SEK’s credit-risk exposures to corporates and institutions may not exceed 55 percent.

•    Credit-risk-related concentration risk must not exceed 30 percent of the Swedish FSA’s assessed total capital requirement for credit risk.

•    The Company’s net exposures to counterparties in the segment ≤ BB- must not exceed 80 percent of SEK’s Tier 1 capital.

Lending must be based on in-depth knowledge of SEK’s counterparties as well as counterparties’ repayment capacity. Lending must also be aligned with SEK’s mission based on its owner instruction. SEK’s credit risks are mitigated through a risk-based selection of counterparties and managed through the use of guarantees and other types of collateral. Furthermore, SEK’s lending is guided by the use of a normative credit policy, specifying principles for risk levels and lending terms. Concentrations that occur naturally as a result of the Company’s mission are accepted, but the Company continuously works towards reducing the risk of concentration where this is possible.

Market risk

Market risk is the risk of loss or reduction of future net income due to changes in, for example, interest rates, exchange rates, commodity prices or share prices. A distinction should be made between market risk for assets and liabilities not marked to market, and financial assets and liabilities at fair value. Market risk includes price risk in connection with sales of assets or the closing of exposures.

SEK’s business model leads to exposure mainly to spread risks, interest-rate risk and currency risk. SEK’s largest net exposures are to changes in spread risk, mainly to credit spreads associated with assets and liabilities and to cross-currency basis spreads.

•    SEK’s aggregated market risk measure for all the exposures at fair value must not exceed Skr 1,100 million.

•    Value-at-Risk for exposures at fair value must not exceed Skr 100 million.

•    VaR for the liquidity portfolio must not exceed Skr 50 million.

•    Total interest rate sensitivity to a 100 bps parallel shift of all yield curves, comprising the entire balance sheet, must not exceed Skr 500 million.

•    Net interest income risk, 1 year, meaning the impact on SEK’s future earnings margin resulting from a change in interest rates (100 bps parallel shift) and a change in basis spreads (20 bps parallel shift), must not exceed Skr 350 million.

•    The Company must hedge at least 75 percent of interest-rate risk in loans outstanding in the CIRR system.

SEK conducts no active trading. The core of SEK’s market risk strategy is to borrow funds in the form of bonds which, regardless of the market risk exposures in the bonds, are hedged by being swapped to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at a floating rate of interest, or swapped to a floating rate, or to ensure that SEK has sufficient liquidity. The aim is to hold assets and liabilities to maturity.

Operational risk

Operational risk is the risk of losses resulting from inappropriate,  inadequate or faulty  processes or procedures, systems, human error, or from external events. Operational risk includes legal, IT and information security risk.

Operational risks arise in all parts of the business. The vast majority of incidents that have occurred are minor events that are rectified promptly within the respective functions. Overall operational risk is low as a result of effective internal control measures and a focus on continuous improvement.

•    Measures are to be taken without delay to minimize the likelihood of possible losses in excess of Skr 150 million as estimated by the Company. In the event that adequate measures cannot be taken within two months, the CEO must inform the Finance and Risk Committee.

•    Measures are to be taken without delay to reduce an expected loss exceeding Skr 2 million to an amount of less than Skr 2 million within six months.

•    The risk appetite for expected losses due to operational risk is limited to Skr 20 million over a one-year period.

•    Critical internal audit remarks must be mitigated without delay, but no later than within six months.

•    Critical external audit remarks must be mitigated without delay, but no later than within two months.

SEK manages the operational risk on an ongoing basis through mainly efficient internal control procedures, performing risk analysis before changes, focus on continuous improvements and business continuity management. Costs to reduce risk exposures must be in proportion to the effect that such measures have.

Compliance risk

Compliance risk is the risk of failure to meet obligations pursuant on the one hand to legislation , ordinances and other regulations , and on the other hand to internal  rules..Compliance risk includes the risk of money laundering and financing of terrorism.

	SEK’s operations lead to exposure to the risk of failing to comply with current regulatory requirements and ordinances in markets in which the Company operates.	• The Company does not accept material or systematic non-compliance with legislation, ordinances and other regulations, or internal regulations.

SEK works continuously to develop tools and knowledge to help identify the Company’s compliance risks.

The company analyzes and monitors compliance risks with the intention of continuously reducing the risk of non-compliance with regulations pertaining to operations requiring permits.

Business and strategic risk

Business risk is the risk of an unexpected decline in revenue resulting from, for example, changes to competitive conditions with a consequent decrease in volumes and/or falling margins. Strategic risk is the risk of lower revenue because strategic initiatives fail to achieve the pursued results, inefficient organizational changes, improper implementation of decisions, unwanted effects from outsourcing, or the lack of adequate response to changes in the regulatory and business environment. Strategic risk focuses on large-scale and structural risk factors.

SEK’s strategic risks mainly arise through changes in the external operating environment, such as market conditions, which could result in limited lending opportunities for SEK, and regulatory reforms from two perspectives: (1) the impact of these reforms on SEK’s business model; and (2) the requirements on the organization resulting from increased regulatory complexity.

•    SEK’s appetite for business and strategic risk is derived from the mission which is expressed in the owner instruction and is implemented strategically and operatively in the Company’s business plan.

SEK’s executive management is responsible for identifying and managing the strategic risks and monitoring the external business environment and developments in the markets in which SEK conducts operations and for proposing the strategic direction to the Board. A risk analysis in the form of a self-assessment concerning strategic risk is to be conducted each year.

Sustainability risk

Sustainability risk is the risk that SEK’s operations directly or indirectly impact their surroundings negatively with respect to business ethics, corruption, climate and the environment, human rights and labor conditions. Human rights includes the child rights perspective; labor conditions encompasses gender equality and diversity; and ethics includes tax transparency.

SEK is indirectly exposed to sustainability risks in connection to its lending activities. High sustainability risks could occur in financing of large projects or of businesses in countries with high risk of corruption or human rights violations.

•    In project-related financing, the Company must comply with the Equator Principles or the OECD’s Common Approaches for Officially Supported Export Credits and Environmental and Social Due Diligence.

•    When lending in complex markets, the exporters or other market participants covered by the financing must have the capacity to manage sustainability risks in line with international guidelines.

•    Lending for coal-fired power is not permitted. In exceptional cases, loans may be offered for measures aimed at improving the environment. Gross lending to fossil operations (coal, oil and gas) should be less than 5 percent of SEK’s total lending.

•    For existing transactions that no longer align with SEK’s risk appetite, SEK will based on the opportunities available take measures to influence and to report deviations to the Board.

•    Lending is not permitted for business transactions where the main purpose is to withhold tax.

Sustainability risks are managed according to a risk-based approach. In cases of heightened sustainability risk, a detailed sustainability review is performed and measures could be required in order to mitigate environmental and social risks. Requirements are based on national and international regulations and guidelines within the areas of environment and climate, anti-corruption, human rights including labor conditions and business ethics including tax.